Long-term Bank Loans - Summary of Long-term Bank Loans (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 13,967,801	$ 9,413,365
Less:Fee on syndicated bank loan		(10,026)
Less: Unamortized interest on government granted bank loans	(88,330)	(93,740)
Less: Current portion (fee included)	(1,522,917)	(46,826)	$ (49,558)
Syndicated bank loans, excluding current portion	12,444,884	9,366,539	$ 404,975
Long-term bank loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Unused credit lines of long-term bank loan	$ 9,671,868	$ 8,776,868
Gross carrying amount [member] | Minimum [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	1.075%	0.45%	1.075%
Gross carrying amount [member] | Maximum [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	1.625%	1.7895%	1.625%
Gross carrying amount [member] | Syndicated bank loans repayable from November 2018 to May 2023 [member]
Disclosure of detailed information about borrowings [Line Items]
Bank loans		$ 54,000
Period and payment term	Borrowing period is from May 30, 2018 to May 30, 2023; interest is repayable monthly; principal is repayable semi-annually from November 30, 2018
Gross carrying amount [member] | Government granted bank loans from March 2020 To October 2032 [Member]
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 14,056,131	$ 9,463,131
Period and payment term	Borrowing period is from March 11, 2020 to October 15, 2032; interest is repayable monthly; principal is repayable monthly from March 15, 2023